MD&A - Capital management (Narrative) (Detail) $ in Billions	12 Months Ended
Dec. 31, 2019 USD ($)
Disclosure Of Capital Management [Line Items]
Increase in high-trigger loss-absorbing additional tier one capital instruments denominated in US Dollar, Australian Dollar, Singapore Dollar and Swiss Franc	$ 3.8
Increase in high-trigger loss-absorbing additional tier one capital instruments denominated in US Dollar	2.5
Increase in high-trigger loss-absorbing additional tier one capital instruments denominated in Australian Dollar	0.5
Increase in high-trigger loss-absorbing additional tier one capital instruments denominated in Singapore Dollar	0.5
Increase in high-trigger loss-absorbing additional tier one capital instruments denominated in Swiss Franc	0.3
TLAC-eligible senior unsecured notes issued denominated in US Dollar	1.6
TLAC-eligible senior unsecured notes issued denominated in Swiss Franc	0.4
TLAC-eligible senior unsecured notes issued denominated in Australian Dollar	0.1
Call of low trigger Tier 2 capital instruments	0.2
Increase (decrease) in CET1 capital	1.5
Increase (decrease) in fully-applied loss-absorbing AT1 capital	4.1
Fully-applied loss-absorbing AT1 capital	16.3
TLAC-eligible senior unsecured debt included in gone concern loss-absorbing capacity	30.3
Increase in Gone concern loss-absorbing capacity on a fully applied basis	0.3
Gone concern loss-absorbing capacity on a fully applied basis	$ 37.8